Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure Of Parent Entity Information [abstract]
Statement of Comprehensive Loss of Parent Entity
Statement of comprehensive loss

	Parent
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Loss after income tax	(13,482,664)	(17,872,089)	(14,687,752)

Total comprehensive loss	(13,482,664)	(17,872,089)	(14,687,752)

Statement of Financial Position of Parent Entity
Statement of financial position

	Parent
	June 30, 2020 A$	June 30, 2019 A$
Total current assets	21,659,619	16,552,243
Total non current assets	20,539,720	17,596,298

Total assets	42,199,339	34,148,541

Total current liabilities	634,177	514,516
Total non current liabilities	10,970,720	11,813,178

Total liabilities	11,604,897	12,327,694

Equity
— Contributed equity	242,990,507	221,091,591
— Reserves	65,765,139	65,407,796
— Accumulated losses	(278,161,204)	(264,678,540)

Total equity	30,594,442	21,820,847